As filed with the Securities and Exchange Commission on August 14, 2025

Securities Act File No. 333-267188

Investment Company Act File No. 811-23823

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

☒ REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.__
☒ Post-Effective Amendment No. 85

AND/OR

☒ REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
☒ Amendment No. 88

TEMA ETF TRUST

(Exact Name of Registrant as Specified in its Charter)

Brookfield Place

200 Vesey Street, Suite 24106

New York, New York 10281

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 302.499.4928 ext. 801

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Copy to:

Matthew Keeling

Tema ETFs LLC

Brookfield Place

200 Vesey Street, Suite 24106

New York, New York 10281

Bibb L. Strench, Esq.

Thompson Hine LLP

1919 M Street, N.W., Suite 700

Washington, D.C. 20036

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☐  Immediately upon filing pursuant to paragraph (b)

☒  On August 29, 2025 pursuant to paragraph (b)

☐  60 days after filing pursuant to paragraph (a)(1)

☐  On (date) pursuant to paragraph (a)(1)

☐  75 days after filing pursuant to paragraph (a)(2)

☐  On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒  This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Parts A, B and C filed in Post-Effective Amendment No. 60 to the Registration Statement of Tema ETF Trust on behalf of Tema International Monopolies and Moats ETF, Tema Emerging Markets Monopolies and Moats ETF, Tema Small & Mid-Cap Monopolies and Moats ETF, Tema International Defense ETF, Tema S&P 500 Growth Historical Weight ETF Strategy, Tema S&P Total U.S. Market Historical Weight ETF Strategy (collectively, the “Funds”) as filed with the Securities and Exchange Commission pursuant to Rule 485(a) under the Securities Act of 1933 on April 11, 2025 (Accession Number 0001999371-25-004150, are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of the Registration Statement until August 29, 2025.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the in the City of London, United Kingdom, on the 14th day of August 2025.

Tema ETF Trust

By:	/s/ Matthew Keeling
Name:	Matthew Keeling
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

/s/ Matthew Keeling	President and Trustee	August 14, 2025
Matthew Keeling

*	Trustee	August 14, 2025
Richard Keary

*	Trustee	August 14, 2025
John Jacobs

*	Trustee	August 14, 2025
Robert Sherry

/s/ Josh Hunter	Treasurer and Principal Financial Officer	August 14, 2025
Josh Hunter

*By:	/s/ Matthew Keeling
Matthew Keeling

* Attorney-In-Fact – Pursuant to Power of Attorney Previously Filed dated April 21, 2023 for Messrs. Jacobs, Keary and Sherry, and filed with Registrant’s registration statement on Form N-1A dated May 24, 2022 and herein incorporated by reference.